Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 7. Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available under the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

At March 31, 2013, the Company had foreign exchange forward contracts in effect for the conversion of €11.0 million into $14.0 million and $30.3 million into NIS 118.5 million. These contracts are not designated for hedge accounting. The fair value of these contracts at March 31, 2013 was $2.2 million included in accounts receivable-other and $0.1 million included as other current liabilities. The fair value is based on level 2 inputs. The Company did not enter into any new foreign exchange forward contracts during the three months ended March 31, 2013. During the quarter ended March 31, 2013, the Company had no other significant measurements of assets or liabilities at fair value on a recurring or nonrecurring basis subsequent to their initial recognition.